Authorised and issued share capital	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Authorised and issued share capital
27. Authorised and issued share capital

	Equity Ordinary Shares	Nominal Value £m
Authorised
At 1 January 2020	1,750,000,000	175.0
At 31 December 2020	1,750,000,000	175.0
At 31 December 2021	1,750,000,000	175.0
At 31 December 2022	1,750,000,000	175.0

Issued and fully paid
At 1 January 2020	1,328,167,813	132.8
Exercise of share options	1,000	—
Share cancellations	(32,088,571)	(3.2)
At 31 December 2020	1,296,080,242	129.6
Exercise of share options	534,800	—
Share cancellations	(72,155,492)	(7.2)
At 31 December 2021	1,224,459,550	122.4
Exercise of share options	125,700	—
Share cancellations	(83,157,954)	(8.3)
At 31 December 2022	1,141,427,296	114.1
Company’s own shares
The Company’s holdings of own shares are stated at cost and represent shares held in treasury and purchases by the Employee Share Ownership Plan (ESOP) trusts of shares in the Company for the purpose of funding certain of the Group’s share-based incentive plans.
The trustees of the ESOP purchase the Company’s ordinary shares in the open market using funds provided by the Company. The Company also has an obligation to make regular contributions to the ESOP to enable it to meet its administrative costs. The number and market value of the ordinary shares of the Company held by the ESOP at 31 December 2022 was 1,211,974 (2021: 5,803,641, 2020: 4,863,244), and £9.9 million (2021: £65.0 million, 2020: £38.9 million) respectively. The number and market value of ordinary shares held in treasury at 31 December 2022 was 70,489,953 (2021: 70,489,953, 2020: 70,748,100) and £578.2 million (2021: £789.1 million, 2020: £566.0 million) respectively.
Share options
WPP Worldwide Share Ownership Programme (WWOP)
As at 31 December 2022, unexercised options over ordinary shares of 897,900 and unexercised options over ADRs of 148,225 have been granted under the WPP Worldwide Share Ownership Programme as follows:

Number of ordinary shares under option	Exercise price per share (£)	Exercise dates
696,975	13.145	2017-2024
3,625	13.145	2018-2024
196,675	13.505	2016-2023
625	13.505	2017-2023

Number of ADRs under option	Exercise price per ADR ($)	Exercise dates
80,265	102.670	2017-2024
67,960	110.760	2016-2023
WPP Share Option Plan 2015 (WSOP)
As at 31 December 2022, unexercised options over ordinary shares of 13,567,625 and unexercised options over ADRs of 1,546,280 have been granted under the WPP Share Option Plan as follows:

Number of ordinary shares under option	Exercise price per share (£)	Exercise dates
10,125	7.344	2023-2027
2,045,200	7.344	2023-2030
7,875	8.372	2021-2025
1,017,925	8.372	2021-2028
232,625	8.684	2025-2029
3,150,575	8.684	2025-2032
9,375	9.600	2022-2026
1,618,875	9.600	2022-2029
2,581,000	11.065	2023-2030
8,250	13.085	2020-2024
1,141,850	13.085	2020-2027
802,475	15.150	2018-2025
4,375	15.150	2019-2025
6,750	17.055	2019-2023
930,350	17.055	2019-2026

Number of ADRs under option	Exercise price per ADR ($)	Exercise dates
226,670	48.950	2023-2030
366,420	52.600	2025-2032
136,260	53.140	2021-2028
189,600	62.590	2022-2029
294,270	73.780	2023-2030
131,040	88.260	2020-2027
111,770	105.490	2020-2026
90,250	115.940	2018-2025
The aggregate status of the WPP Share Option Plans during 2022 was as follows:
Movements on options granted (represented in ordinary shares)

	1 January 2022	Granted	Exercised	Forfeited	Outstanding 31 December 2022	Exercisable 31 December 2022
WPP	6,741	—	—	(6,741)	—	—
WWOP	2,049,299	—	(2,575)	(407,699)	1,639,025	—
WSOP	19,608,150	5,224,050	(123,125)	(3,410,050)	21,299,025	3,188,675
	21,664,190	5,224,050	(125,700)	(3,824,490)	22,938,050	3,188,675

	1 January 2021	Granted	Exercised	Forfeited	Outstanding 31 December 2021	Exercisable 31 December 2021
WPP	6,741	—	—	—	6,741	6,741
WWOP	2,499,674	—	(54,050)	(396,325)	2,049,299	184,124
WSOP	17,940,725	5,155,800	(480,750)	(3,007,625)	19,608,150	14,287,525
	20,447,140	5,155,800	(534,800)	(3,403,950)	21,664,190	14,478,390
Weighted average exercise price for options over

	1 January 2022	Granted	Exercised	Forfeited	Outstanding 31 December 2022	Exercisable 31 December 2022
Ordinary shares (£)
WPP	9.355	—	—	9.355	—	—
WWOP	12.923	—	8.458	11.565	13.224	—
WSOP	10.854	8.684	8.357	10.530	10.356	7.344
ADRs ($)
WWOP	101.693	—	—	85.706	106.379	—
WSOP	72.228	52.600	53.270	71.674	67.910	48.950

	1 January 2021	Granted	Exercised	Forfeited	Outstanding 31 December 2021	Exercisable 31 December 2021
Ordinary shares (£)
WPP	9.355	—	—	—	9.355	9.355
WWOP	12.631	—	7.304	11.803	12.923	8.458
WSOP	10.596	11.065	8.372	10.116	10.854	9.322
ADRs ($)
WWOP	98.509	—	49.313	89.225	101.693	67.490
WSOP	70.363	73.780	53.248	66.257	72.228	61.479
Options over ordinary shares
Outstanding

Range of exercise prices £	Weighted average exercise price £	Weighted average contractual life Months
7.344-17.055	10.534	84
Options over ADRs
Outstanding

Range of exercise prices $	Weighted average exercise price $	Weighted average contractual life Months
48.950-115.940	71.275	82
As at 31 December 2022 there was £11.1 million (2021: £10.2 million) of total unrecognised compensation costs related to share options. The cost is expected to be recognised over a weighted average period of 20 months (2021: 21 months).
Share options are satisfied out of newly issued shares.
The weighted average fair value of options granted in the year calculated using the Black-Scholes model was as follows:

		2022		2021		2020
Fair value of UK options (shares)	177.0	p	220.0	p	128.0	p
Fair value of US options (ADRs)		$11.48		$14.89		$8.95
Weighted average assumptions
UK risk-free interest rate		2.92%		0.63%		-0.02%
US risk-free interest rate		4.09%		1.16%		0.31%
Expected life (months)		48		48		48
Expected volatility		32%		34%		34%
Dividend yield		3.9%		3.4%		4.2%
Options are issued at an exercise price equal to market value on the date of grant.
The average share price of the Group for the year ended 31 December 2022 was £9.13 (2021: £9.64, 2020: £6.96) and the average ADR price for the same period was $56.80 (2021: $66.44, 2020: $44.56). The average share price of the Group for year ended 31 December 2022 approximates the weighted average share price during the periods of exercise throughout the year.
Expected volatility is sourced from external market data and represents the historical volatility in the Company’s share price over a period equivalent to the expected option life.
Expected life is based on a review of historical exercise behaviour in the context of the contractual terms of the options, as described in more detail below.
Terms of share option plans
In 2015, the Group introduced the Share Option Plan 2015 to replace both the “all-employee” Worldwide Share Ownership Plan and the discretionary Executive Stock Option Plan. Two kinds of options over ordinary shares can be granted, both with a market value exercise price. Firstly, options can be granted to employees who have worked at a company owned by WPP plc for at least two years which are not subject to performance conditions. Secondly, options may be granted on a discretionary basis subject to the satisfaction of performance conditions.
The Worldwide Share Ownership Programme was open for participation to employees with at least two years’ employment in the Group. It was not available to those participating in other share-based incentive programmes or to Executive Directors. The vesting period for each grant is three years and there are no performance conditions other than continued employment with the Group.
The Executive Stock Option Plan has historically been open for participation to WPP Group Leaders, Partners and High Potential Group. It is not currently offered to Parent Company Executive Directors. The vesting period is three years and performance conditions include achievement of various TSR (Total Shareholder Return) and EPS (Earnings Per Share) objectives, as well as continued employment. The terms of these stock options are such that if, after nine years and eight months, the performance conditions have not been met, the stock option will vest automatically.
The Group grants stock options with a life of ten years, including the vesting period.